Principal Accountant Fees and Services (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosures
Audit fees	€ 10	€ 9	€ 9
Audit-related fees	0	1	0
Tax fees	0	0	0
All other fees	0	0	0
Total	10	10	9
Germany
Disclosures
Audit fees	3	3	3
Audit-related fees	0	0	0
Tax fees	0	0	0
All other fees	0	0	0
Total	3	3	3
Foreign
Disclosures
Audit fees	7	6	6
Audit-related fees	0	1	0
Tax fees	0	0	0
All other fees	0	0	0
Total	€ 7	€ 7	€ 6